Provisions	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Provisions

NOTE 22 - PROVISIONS

		Close down and
		environmental	Restructuring	Legal claims and
(in millions of Euros)	Notes	remediation costs	costs	other costs	Total
At January 1, 2019		83	3	54	140
IFRIC 23 application	2	—	—	(20)	(20)
Allowance		—	—	1	1
Amounts used		—	—	(4)	(4)
Unused amounts reversed		—	—	(3)	(3)
Unwinding of discounts		3	—	—	3
Effects of changes in foreign exchange rates		—	—	—	—

At June 30, 2019		86	3	28	117

Current		5	2	15	22
Non-Current		81	1	13	95

Total Provisions		86	3	28	117

Legal claims and other costs

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Litigation (A)	19	45
Disease claims	4	4
Other	5	5

Total Provisions for legal claims and other costs	28	54

(A)	Decrease in provisions for litigation is mainly explained by the €20 million reclassification upon the adoption of IFRIC 23.

Contingencies

The Group is involved, and may become involved, in various lawsuits, claims and proceedings relating to customer claims, product liability, and other commercial matters. The Group records provisions for pending litigation matters when it determines that it is probable that an outflow of resources will be required to settle the obligation, and such amounts can be reasonably estimated. In some proceedings, the issues raised are or can be highly complex and subject to significant uncertainties and amounts claimed are and can be substantial. As a result, the probability of loss and an estimation of damages are and can be difficult to ascertain. In exceptional cases, when the Group considers that disclosures relating to provisions and contingencies may prejudice its position, disclosures are limited to the general nature of the dispute

The Group is currently subject to an arbitration by a customer claiming that Constellium supplied defective products as a result of which the customer alleges it has suffered significant damages. The Group considers that the claim is without merit on both technical and legal grounds and is vigorously defending the action. For this matter and in respect of others which the Group considers are without merit, while it is possible that an unfavorable outcome may result, after assessing the information available, the Group has concluded that it is not probable that a loss has been incurred.